Vanguard® Institutional Intermediate-Term Bond Fund
Schedule of Investments (unaudited)
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (53.9%)
U.S. Government Securities (28.4%)
	United States Treasury Note/Bond	1.375%	1/31/25	62,500	60,303
[1]	United States Treasury Note/Bond	1.500%	2/15/25	325,000	313,625
	United States Treasury Note/Bond	1.750%	3/15/25	490,000	473,463
	United States Treasury Note/Bond	3.875%	3/31/25	490,000	485,712
	United States Treasury Note/Bond	2.625%	4/15/25	50,000	48,766
[2]	United States Treasury Note/Bond	2.750%	5/15/25	212,240	207,166
	United States Treasury Note/Bond	2.875%	5/31/25	73,000	71,335
	United States Treasury Note/Bond	0.250%	7/31/25	75,000	70,230
[1]	United States Treasury Note/Bond	3.125%	8/15/25	233,700	229,026
	United States Treasury Note/Bond	5.000%	8/31/25	85,769	86,573
[1]	United States Treasury Note/Bond	3.500%	9/15/25	254,522	250,784
	United States Treasury Note/Bond	4.250%	10/15/25	287,750	287,255
[2,3]	United States Treasury Note/Bond	0.250%	10/31/25	300,000	278,672
[2]	United States Treasury Note/Bond	4.500%	11/15/25	251,690	252,555
	United States Treasury Note/Bond	0.375%	1/31/26	40,000	36,950
	United States Treasury Note/Bond	1.625%	2/15/26	100,000	94,781
	United States Treasury Note/Bond	0.500%	2/28/26	150,000	138,609
[2]	United States Treasury Note/Bond	3.750%	4/15/26	340,000	336,919
	United States Treasury Note/Bond	0.750%	4/30/26	100,000	92,516
	United States Treasury Note/Bond	0.750%	5/31/26	100,000	92,313
[2]	United States Treasury Note/Bond	4.500%	7/15/26	170,000	171,647
	United States Treasury Note/Bond	0.625%	7/31/26	150,000	137,391
	United States Treasury Note/Bond	4.375%	8/15/26	171,000	172,229
	United States Treasury Note/Bond	0.750%	8/31/26	175,000	160,480
	United States Treasury Note/Bond	4.625%	9/15/26	67,721	68,673
	United States Treasury Note/Bond	4.625%	10/15/26	409,498	415,704
	United States Treasury Note/Bond	1.125%	10/31/26	231,400	213,539
	United States Treasury Note/Bond	1.625%	10/31/26	68,400	64,040
	United States Treasury Note/Bond	2.000%	11/15/26	100,000	94,563
	United States Treasury Note/Bond	1.250%	12/31/26	58,000	53,550
	United States Treasury Note/Bond	1.875%	2/28/27	400,000	375,125
	United States Treasury Note/Bond	2.750%	4/30/27	100,000	96,219
	United States Treasury Note/Bond	0.500%	5/31/27	130,000	115,781
	United States Treasury Note/Bond	2.625%	5/31/27	200,000	191,500
	United States Treasury Note/Bond	3.250%	6/30/27	110,000	107,525
	United States Treasury Note/Bond	0.375%	7/31/27	45,000	39,698
	United States Treasury Note/Bond	2.750%	7/31/27	140,000	134,422
[3]	United States Treasury Note/Bond	0.375%	9/30/27	100,000	87,719
	United States Treasury Note/Bond	0.500%	10/31/27	100,000	87,938
	United States Treasury Note/Bond	4.125%	10/31/27	105,000	105,705
	United States Treasury Note/Bond	3.875%	11/30/27	145,000	144,751

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	United States Treasury Note/Bond	1.250%	3/31/28	190,017	170,421
	United States Treasury Note/Bond	1.250%	4/30/28	167,478	149,997
	United States Treasury Note/Bond	3.500%	4/30/28	104,041	102,448
	United States Treasury Note/Bond	1.250%	5/31/28	156,154	139,587
	United States Treasury Note/Bond	1.250%	6/30/28	151,858	135,486
	United States Treasury Note/Bond	4.000%	6/30/28	150,000	150,773
	United States Treasury Note/Bond	1.000%	7/31/28	162,698	143,149
	United States Treasury Note/Bond	4.125%	7/31/28	145,320	146,887
[2]	United States Treasury Note/Bond	1.125%	8/31/28	211,451	186,771
	United States Treasury Note/Bond	4.375%	8/31/28	141,700	144,800
	United States Treasury Note/Bond	1.250%	9/30/28	137,844	122,207
	United States Treasury Note/Bond	4.625%	9/30/28	270,700	279,582
	United States Treasury Note/Bond	4.875%	10/31/28	100,000	104,438
	United States Treasury Note/Bond	1.750%	1/31/29	100,000	90,281
	United States Treasury Note/Bond	3.875%	5/15/43	8,428	8,063
	United States Treasury Note/Bond	4.125%	8/15/53	7,535	7,650
					9,028,292
Agency Bonds and Notes (0.1%)
	Federal Home Loan Banks	3.125%	6/13/25	6,300	6,179
	Federal Home Loan Banks	3.125%	9/12/25	7,050	6,902
	Federal Home Loan Banks	2.500%	12/10/27	8,450	8,001
	Federal Home Loan Banks	3.250%	6/9/28	2,100	2,041
[4]	Tennessee Valley Authority	2.875%	2/1/27	1,280	1,233
					24,356
Conventional Mortgage-Backed Securities (24.9%)
[4,5]	Fannie Mae Pool	3.000%	3/1/43–3/1/48	12,983	11,484
[4,5]	Fannie Mae Pool	3.500%	7/1/47–2/1/50	21,184	19,412
[4,5]	Fannie Mae Pool	5.000%	10/1/49	552	546
[4,5]	Freddie Mac Gold Pool	2.000%	9/1/28–1/1/32	1,796	1,626
[4,5]	Freddie Mac Gold Pool	3.000%	8/1/32–8/1/47	5,452	4,838
[4,5]	Freddie Mac Gold Pool	3.500%	8/1/32–2/1/50	43,735	40,245
[4,5]	Freddie Mac Gold Pool	4.000%	7/1/29–12/1/49	51,516	49,686
[4,5]	Freddie Mac Gold Pool	4.500%	5/1/39–2/1/49	24,519	24,418
[4,5]	Freddie Mac Gold Pool	5.000%	7/1/39–2/1/49	3,307	3,414
[4,5]	Freddie Mac Gold Pool	5.500%	5/1/40	1,452	1,526
[4,5]	Freddie Mac Gold Pool	6.500%	5/1/37	22	23
[4,5]	Freddie Mac Gold Pool	7.000%	5/1/38	43	45
[4]	Ginnie Mae I Pool	2.500%	1/15/43–6/15/43	429	382
[4]	Ginnie Mae I Pool	3.000%	9/15/42–8/15/45	11,510	10,587
[4]	Ginnie Mae I Pool	3.500%	1/15/42–7/15/45	3,158	2,992
[4]	Ginnie Mae I Pool	4.000%	4/15/39–12/15/46	2,246	2,184
[4]	Ginnie Mae I Pool	4.500%	2/15/39–12/15/46	10,996	10,947
[4]	Ginnie Mae I Pool	5.000%	2/15/40–9/15/41	435	441
[4]	Ginnie Mae I Pool	5.500%	3/15/40–2/15/41	131	131
[4]	Ginnie Mae I Pool	6.000%	5/15/36–3/15/40	746	778
[4]	Ginnie Mae II Pool	2.000%	11/20/50–8/20/51	342,749	290,521
[4,6]	Ginnie Mae II Pool	2.500%	3/20/43–1/15/54	361,408	306,877
[4,6]	Ginnie Mae II Pool	3.000%	3/20/27–1/15/54	457,640	414,732
[4,6]	Ginnie Mae II Pool	3.500%	10/20/43–1/15/54	249,756	234,765
[4]	Ginnie Mae II Pool	4.000%	2/20/34–6/20/52	166,317	160,571
[4]	Ginnie Mae II Pool	4.500%	4/20/48–12/20/52	168,877	166,042
[4,6]	Ginnie Mae II Pool	5.000%	4/20/40–1/15/54	75,094	74,934
[4]	Ginnie Mae II Pool	5.500%	4/20/40	55	56
[4,6]	Ginnie Mae II Pool	6.000%	2/20/41–1/15/54	131,754	133,895
[4,5,6]	UMBS Pool	1.500%	1/25/39–7/1/51	237,957	187,881
[4,5,6]	UMBS Pool	2.000%	5/1/28–2/1/52	1,908,449	1,601,759
[4,5,6]	UMBS Pool	2.500%	6/1/37–1/25/54	1,153,774	992,827

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5,6]	UMBS Pool	3.000%	7/1/32–1/25/54	922,976	832,260
[4,5,6]	UMBS Pool	3.500%	11/1/31–1/25/54	374,831	354,866
[4,5,6]	UMBS Pool	4.000%	5/1/32–1/25/54	380,033	370,798
[4,5,6]	UMBS Pool	4.500%	1/25/39–1/25/54	432,585	427,845
[4,5]	UMBS Pool	5.000%	6/1/39–10/1/52	330,275	329,282
[4,5,6]	UMBS Pool	5.500%	12/1/38–1/25/54	64,334	67,088
[4,5,6]	UMBS Pool	6.000%	10/1/52–1/25/54	603,484	614,366
[4,5]	UMBS Pool	6.500%	9/1/36–10/1/53	149,416	155,062
[4,5]	UMBS Pool	7.000%	10/1/37–9/1/38	139	150
					7,902,282
Nonconventional Mortgage-Backed Securities (0.5%)
[4,5]	Fannie Mae REMICS	4.500%	8/25/49	14,973	14,594
[4,5]	Freddie Mac REMICS	2.000%	1/25/52	10,267	5,586
[4,5]	Freddie Mac REMICS	2.500%	9/25/48–12/25/48	115,060	100,651
[4,5]	Freddie Mac REMICS	4.500%	10/25/44–1/25/47	45,191	44,160
[4]	Ginnie Mae REMICS	2.000%	2/20/51	7,179	5,868
					170,859
Total U.S. Government and Agency Obligations (Cost $17,303,513)					17,125,789
Asset-Backed/Commercial Mortgage-Backed Securities (11.5%)
[4]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	8,070	7,848
[4]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/28	26,900	27,222
[4]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	5,780	5,863
[4]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/28	47,890	48,259
[4]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	35,300	35,722
[4]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	30,790	31,677
[4,7]	ARI Fleet Lease Trust Series 2022-A	3.120%	1/15/31	2,344	2,323
[4,7]	ARI Fleet Lease Trust Series 2022-A	3.430%	1/15/31	3,300	3,222
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2021-2A	1.660%	2/20/28	13,130	11,786
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	20,340	20,552
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/28	7,170	7,323
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	11,620	11,969
[4]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	26,420	26,506
[4]	BA Credit Card Trust Series 2023-A2	4.980%	11/15/28	34,650	35,008
[4]	BANK Series 2017-BNK4	3.625%	5/15/50	280	264
[4]	BANK Series 2017-BNK6	3.254%	7/15/60	4,580	4,305
[4]	BANK Series 2017-BNK6	3.518%	7/15/60	1,110	1,051
[4]	BANK Series 2017-BNK7	3.175%	9/15/60	11,540	10,762
[4]	BANK Series 2018-BNK10	3.641%	2/15/61	852	821
[4]	BANK Series 2019-BNK19	3.183%	8/15/61	3,910	3,354
[4]	BANK Series 2019-BNK20	3.011%	9/15/62	7,180	6,110
[4]	BANK Series 2019-BNK23	2.920%	12/15/52	11,780	10,410
[4]	BANK Series 2019-BNK24	2.960%	11/15/62	17,620	15,656
[4]	BANK Series 2020-BNK30	1.673%	12/15/53	5,050	4,377
[4]	BANK Series 2022-BNK40	3.393%	3/15/64	1,275	1,137
[4]	BANK Series 2022-BNK43	4.399%	8/15/55	9,800	9,357
[4,7]	Bank of America Auto Trust Series 2023-1A	5.530%	2/15/28	34,310	34,727

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/29	9,570	9,719
[4,7]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/29	7,725	7,907
[4]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	330	314
[4]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	13,010	11,700
[4]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	2,515	2,201
[4]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	7,100	5,957
[4]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	5,750	5,591
[4]	BBCMS Mortgage Trust Series 2022-C17	4.441%	9/15/55	5,750	5,495
[4]	BBCMS Mortgage Trust Series 2023-5C23	6.675%	12/15/56	2,040	2,176
[4]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/56	2,600	2,945
[4]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	5,750	4,883
[4]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	4,070	3,806
[4]	Benchmark Mortgage Trust Series 2018-B8	3.963%	1/15/52	1,100	1,040
[4]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	6,000	5,144
[4]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/53	7,163	6,207
[4]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/53	4,400	3,840
[4]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	11,500	10,966
[4]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	11,000	11,938
[4]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/27	19,800	20,060
[4]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	11,800	11,472
[4]	BMW Vehicle Owner Trust Series 2023-A	5.470%	2/25/28	21,430	21,701
[4]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/29	6,930	7,040
[4,7]	BPR Trust Series 2023-BRK2	6.899%	11/5/28	6,000	6,283
[4]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	6,000	5,207
[4]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	9,340	8,756
[4]	Capital One Multi-Asset Execution Trust Series 2022-A3	4.950%	10/15/27	38,549	38,710
[4]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	36,920	36,768
[4]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	6,730	6,313
[4]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	2,000	1,944
[4]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/28	14,660	14,661
[4]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	6,820	6,805
[4]	Capital One Prime Auto Receivables Trust Series 2023-2	5.820%	6/15/28	30,800	31,544
[4]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/28	20,300	20,885

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	5,340	5,048
[4]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	10,070	9,457
[4]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	9,600	9,350
[4]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	3,370	3,350
[4]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/28	14,140	14,166
[4]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	3,720	3,738
[4]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/28	21,670	21,917
[4]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	16,460	16,674
[4]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	19,800	20,597
[4]	Carvana Auto Receivables Trust Series 2020-P1	0.610%	10/8/26	2,038	1,980
[4]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	11,910	11,618
[4]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	8,360	7,696
[4]	Carvana Auto Receivables Trust Series 2022-P1	3.350%	2/10/27	6,173	6,052
[4,7]	CCG Receivables Trust Series 2023-2	6.280%	4/14/32	8,747	8,896
[4]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/50	5,000	4,629
[4]	CD Mortgage Trust Series 2016-CD1	2.459%	8/10/49	6,586	6,234
[4]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	480	449
[4]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	320	294
[4]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	1,450	1,297
[4]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	2,685	2,556
[4]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	3,376	3,192
[4,7]	Chesapeake Funding II LLC Series 2020-1A	0.870%	8/15/32	956	947
[4]	Citibank Credit Card Issuance Trust Series 2023-A1	5.230%	12/8/27	16,240	16,382
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	15,000	14,917
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	520	500
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	11,368	11,018
[4]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	4,000	3,808
[4]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	4,560	4,268
[4]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	65	62
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	2.860%	12/15/72	6,000	5,286
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.042%	12/15/72	8,630	8,031
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	15,500	13,862
[4,7]	Citizens Auto Receivables Trust Series 2023-1	5.840%	1/18/28	33,170	33,653

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/30	23,800	24,354
[4]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	3,040	2,959
[4]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	2,610	2,502
[4]	CNH Equipment Trust Series 2022-B	3.890%	8/16/27	6,870	6,750
[4]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	2,200	2,141
[4]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	15,490	15,438
[4]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	4,920	4,894
[4]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	31,180	32,047
[4]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	4,082	4,038
[4]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	9,970	8,842
[4]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	857	825
[4]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.210%	11/15/49	3,283	3,156
[4]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	2,713	2,556
[4]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	8,560	7,884
[4]	CSAIL Commercial Mortgage Trust Series 2019-C18	2.968%	12/15/52	17,500	15,303
[4]	CSAIL Commercial Mortgage Trust Series 2020-C19	2.561%	3/15/53	4,500	3,774
[4,7]	Dell Equipment Finance Trust Series 2023-1	5.650%	9/22/28	19,410	19,562
[4]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/27	12,440	12,497
[4]	Discover Card Execution Note Trust Series 2023-A1	4.310%	3/15/28	67,874	67,399
[4]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	36,750	37,044
[4,7]	DLLAA LLC Series 2023-1A	5.640%	2/22/28	14,140	14,412
[4,7]	DLLAA LLC Series 2023-1A	5.730%	10/20/31	8,020	8,212
[4,7]	DLLMT LLC Series 2021-1A	1.240%	6/20/29	6,940	6,611
[4,7]	DLLST LLC Series 2022-1A	3.690%	9/20/28	1,470	1,445
[4,7,8]	Edsouth Indenture No. 9 LLC Series 2015-1, SOFR30A + 0.914%	6.252%	10/25/56	117	115
[4,7]	Enterprise Fleet Financing LLC Series 2020-2	0.610%	7/20/26	307	306
[4,7]	Enterprise Fleet Financing LLC Series 2021-3	0.770%	8/20/27	5,292	5,166
[4,7]	Enterprise Fleet Financing LLC Series 2023-3	6.410%	6/20/30	6,960	7,202
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K752	4.284%	7/25/30	111,349	110,499
[4]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	20,880	21,257
[4]	First National Master Note Trust Series 2023-1	5.130%	4/15/29	30,750	30,864
[4]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	8,850	9,052
[4]	FIVE Mortgage Trust Series 2023-V1	5.668%	2/10/56	1,800	1,829
[4]	Ford Credit Auto Lease Trust Series 2023-B	5.870%	1/15/27	11,790	11,923
[4,7]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	20,470	19,923
[4]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	9,850	9,276
[4]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	12,000	11,809

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Ford Credit Auto Owner Trust Series 2022-D	5.300%	3/15/28	7,340	7,418
[4,7]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	16,080	16,145
[4,7]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/36	41,140	42,058
[4]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	6,520	6,489
[4]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	26,520	26,802
[4]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	7,760	7,852
[4]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	13,000	13,324
[4,7]	Ford Credit Floorplan Master Owner Trust A Series 2023-1	4.920%	5/15/28	40,220	40,204
[4,7]	GCAT Trust Series 2022-INV3	4.000%	8/25/52	35,333	32,169
[4,7]	GCAT Trust Series 2022-INV3	4.500%	8/25/52	23,972	22,825
[4]	GM Financial Automobile Leasing Trust Series 2023-2	5.050%	7/20/26	21,630	21,635
[4]	GM Financial Automobile Leasing Trust Series 2023-2	5.090%	5/20/27	5,980	5,969
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	7,810	7,269
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	10,000	9,269
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	6,980	6,538
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	9,090	8,784
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	5,260	5,262
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/28	14,100	14,047
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	2,010	2,000
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	6,130	6,080
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/28	24,840	25,223
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	13,860	14,111
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.780%	8/16/28	13,000	13,313
[4,7]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	24,970	25,302
[4,7]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	28,020	29,198
[4,7]	GMF Floorplan Owner Revolving Trust Series 2023-1	5.340%	6/15/28	23,690	23,933
[4,7]	GMF Floorplan Owner Revolving Trust Series 2023-2	5.340%	6/15/30	18,390	18,798
[4,7]	Golden Credit Card Trust Series 2021-1A	1.140%	8/15/28	23,300	21,192
[4]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	7,053	6,799
[4]	GS Mortgage Securities Trust Series 2015-GS1	3.470%	11/10/48	5,343	5,153
[4]	GS Mortgage Securities Trust Series 2018-GS10	4.155%	7/10/51	720	680

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	2,600	2,448
[4]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	9,640	7,725
[4]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	5,340	5,195
[4]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/27	10,840	10,814
[4]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	11,340	11,673
[4,7]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/28	3,000	2,721
[4,7]	Hertz Vehicle Financing III LLC Series 2022-1A	1.990%	6/25/26	7,800	7,458
[4,7]	Hertz Vehicle Financing III LLC Series 2023-3A	5.940%	2/25/28	17,700	18,037
[4,7]	Hertz Vehicle Financing III LLC Series 2023-4A	6.150%	3/25/30	24,300	25,218
[4,7]	Hertz Vehicle Financing III LP Series 2021-2A	1.680%	12/27/27	11,710	10,615
[4]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	1,220	1,194
[4]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	6,870	6,922
[4]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/27	23,000	23,105
[4]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	11,050	11,084
[4]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/28	22,890	23,208
[4]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/29	18,750	19,039
[4,7]	Hyundai Auto Lease Securitization Trust Series 2023-C	5.840%	9/15/27	7,545	7,666
[4]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	7,710	7,224
[4]	Hyundai Auto Receivables Trust Series 2022-A	2.350%	4/17/28	3,750	3,577
[4]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	8,810	8,736
[4]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/28	21,700	22,003
[4]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	6,930	7,056
[4]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	11,320	11,628
[4]	John Deere Owner Trust Series 2022-A	2.490%	1/16/29	6,800	6,515
[4]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	13,840	13,972
[4]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	7,620	7,682
[4]	John Deere Owner Trust Series 2023-C	5.390%	8/15/30	13,570	13,904
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	1,525	1,412
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	2,524	2,486
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.493%	8/15/47	79	79
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	15,000	14,606
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	1,788	1,701

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	360	332
[4]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	60	57
[4,7]	Kubota Credit Owner Trust Series 2022-1A	2.670%	10/15/26	16,940	16,437
[4,7]	Kubota Credit Owner Trust Series 2022-1A	2.780%	2/15/28	9,680	9,233
[4,7]	Kubota Credit Owner Trust Series 2023-1A	5.070%	2/15/29	3,570	3,566
[4,7]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/28	18,060	18,287
[4,7]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/28	6,520	6,587
[4,7]	Master Credit Card Trust II Series 2023-1A	4.700%	6/21/27	12,070	12,043
[4]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.710%	2/15/29	20,890	20,667
[4]	Mercedes-Benz Auto Receivables Trust Series 2022-1	5.250%	2/15/29	6,320	6,394
[4]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	4,050	4,006
[4,7]	MMAF Equipment Finance LLC Series 2020-BA	0.850%	4/14/42	4,800	4,543
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	60	58
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	7,440	7,204
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.479%	5/15/48	9,034	8,745
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.372%	10/15/48	2,500	2,415
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	1,648	1,584
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.473%	12/15/47	9,647	9,420
[4]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/50	1,013	978
[4]	Morgan Stanley Capital I Trust Series 2015-MS1	3.510%	5/15/48	9,329	9,021
[4]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/49	5,373	5,127
[4]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	13,640	11,951
[4]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	2,600	2,162
[4]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	4,570	4,915
[4,7,8]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	7.038%	3/15/72	4,030	4,026
[4,7]	Navistar Financial Dealer Note Master Owner Trust II Series 2023-1	6.180%	8/25/28	10,740	10,824
[4]	Nissan Auto Receivables Owner Trust Series 2023-A	4.910%	11/15/27	33,040	33,071
[4]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	12,360	12,400
[4,7]	OBX Trust Series 2022-INV5	4.000%	10/25/52	15,780	14,416
[4,7]	OBX Trust Series 2022-J2	3.500%	8/25/52	118,031	104,356
[4,7,8]	Pepper Residential Securities Trust No. 23 Series 23A, SOFR + 1.064%	6.385%	8/18/60	103	103
[4,7]	PFS Financing Corp. Series 2023-B	5.270%	5/15/28	7,060	7,089

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	PFS Financing Corp. Series 2023-C	5.520%	10/15/28	11,650	11,694
[4,7]	Porsche Financial Auto Securitization Trust Series 2023-1A	4.810%	9/22/28	24,960	24,948
[4,7]	Porsche Financial Auto Securitization Trust Series 2023-1A	4.720%	6/23/31	10,450	10,427
[4,7]	Porsche Financial Auto Securitization Trust Series 2023-2A	5.790%	11/24/31	11,820	12,132
[4,7]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	4,371	4,075
[4,7]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	5,328	5,159
[4,7]	RCKT Mortgage Trust Series 2022-4	3.500%	6/25/52	68,000	60,121
[4,7]	RESIMAC Premier Series 2020-1A	1.274%	2/7/52	320	316
[4]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	6,760	6,861
[4,7]	SBNA Auto Lease Trust Series 2023-A	6.520%	4/20/28	13,920	14,229
[4,7]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/29	3,090	3,113
[4,7]	SCOTT Trust Series 2023-SFS	5.910%	3/15/40	2,220	2,234
[4,7]	SFS Auto Receivables Securitization Trust Series 2023-1A	5.470%	12/20/29	9,220	9,397
[4,7]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	28	28
[4,7]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	120	115
[4,7]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	266	258
[4,7]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	480	468
[4,7]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	39	38
[4,7]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	51	49
[4]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	4,510	4,407
[4]	Synchrony Card Funding LLC Series 2022-A2	3.860%	7/15/28	12,000	11,791
[4]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/29	27,240	27,714
[4]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	86,510	88,766
[4,7]	Tesla Auto Lease Trust Series 2023-A	5.940%	7/20/27	9,480	9,511
[4,7]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/27	8,970	9,102
[4,7]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	6/20/28	11,470	11,546
[4,7]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/29	4,100	4,133
[4,7]	Toyota Auto Loan Extended Note Trust Series 2020-1A	1.350%	5/25/33	8,600	8,182
[4,7]	Toyota Auto Loan Extended Note Trust Series 2021-1A	1.070%	2/27/34	23,810	21,882
[4,7]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	24,670	23,991
[4,7]	Toyota Auto Loan Extended Note Trust Series 2023-1A	4.930%	6/25/36	18,060	18,209
[4]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	16,930	15,843
[4]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	7,930	7,400
[4]	Toyota Auto Receivables Owner Trust Series 2022-A	1.540%	5/17/27	9,540	8,957

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	7,990	7,704
[4]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	2,630	2,566
[4]	Toyota Auto Receivables Owner Trust Series 2022-D	5.430%	4/17/28	9,450	9,608
[4]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/27	13,280	13,207
[4]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	4,340	4,302
[4]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/28	27,650	27,622
[4]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	27,670	27,640
[4]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/28	28,110	28,352
[4]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/29	12,880	13,005
[4,7]	Toyota Lease Owner Trust Series 2023-B	5.710%	12/20/27	16,680	16,881
[4,7]	Trafigura Securitisation Finance plc Series 2021-1A	1.080%	1/15/25	11,570	11,089
[4]	UBS Commercial Mortgage Trust Series 2017-C7	3.418%	12/15/50	2,902	2,719
[4,7]	UBS-BAMLL Trust Series 2012-WRM	3.663%	6/10/30	140	128
[4]	Verizon Master Trust Series 2022-6	3.670%	1/22/29	6,670	6,576
[4]	Verizon Master Trust Series 2023-1	4.490%	1/22/29	19,350	19,257
[4]	Verizon Master Trust Series 2023-2	4.890%	4/13/28	35,080	35,025
[4]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	47,480	48,061
[4,7]	Verizon Master Trust Series 2023-6	5.350%	9/22/31	20,970	21,702
[4]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	23,920	24,571
[4]	Volkswagen Auto Lease Trust Series 2023-A	5.800%	4/20/28	10,485	10,596
[4]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	12,800	12,083
[4]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	23,650	23,775
[4]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	9,620	9,680
[4,7]	Volvo Financial Equipment LLC Series 2020-1A	0.600%	3/15/28	1,954	1,917
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	2,380	2,301
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	2,139	2,051
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	1,285	1,207
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	3,200	3,010
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	3,040	2,870
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	3,160	2,968
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.589%	12/15/50	4,890	4,441
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	1,095	1,040
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	870	845
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/52	956	930

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/53	2,850	2,487
[4]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	12	12
[4]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.607%	11/15/47	2,190	2,137
[4]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	160	159
[4,7]	Wheels SPV 2 LLC Series 2020-1A	0.620%	8/20/29	790	787
[4]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	11,450	10,654
[4]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	9,420	8,852
[4]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	7,570	7,361
[4]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	1,670	1,624
[4]	World Omni Auto Receivables Trust Series 2022-D	5.700%	2/15/29	6,940	7,127
[4]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/28	13,000	12,965
[4]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	7,550	7,524
[4]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	4,390	4,376
[4]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/28	23,000	23,156
[4]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/29	8,940	9,012
[4]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/29	9,905	10,270
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,676,143)					3,633,268
Corporate Bonds (29.1%)
Communications (0.9%)
	Comcast Corp.	3.375%	8/15/25	10,850	10,605
	Comcast Corp.	3.950%	10/15/25	12,400	12,240
[9]	Comcast Corp.	0.000%	9/14/26	13,316	13,566
	Comcast Corp.	3.150%	2/15/28	28,825	27,486
	Comcast Corp.	4.150%	10/15/28	40,135	39,579
	Comcast Corp.	4.550%	1/15/29	11,670	11,731
	Comcast Corp.	2.650%	2/1/30	10,970	9,870
	Comcast Corp.	3.400%	4/1/30	11,500	10,769
	Comcast Corp.	1.950%	1/15/31	10,000	8,435
	Comcast Corp.	4.250%	1/15/33	12,000	11,656
	Meta Platforms Inc.	3.500%	8/15/27	30,422	29,611
	Meta Platforms Inc.	4.800%	5/15/30	20,360	20,862
	Meta Platforms Inc.	3.850%	8/15/32	21,350	20,304
	Meta Platforms Inc.	4.950%	5/15/33	12,500	12,898
[7]	NTT Finance Corp.	1.162%	4/3/26	34,635	31,975
[7]	NTT Finance Corp.	2.065%	4/3/31	4,335	3,622
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	13,228	12,794
	Walt Disney Co.	3.375%	11/15/26	2,200	2,136
					290,139
Consumer Discretionary (1.8%)
	Amazon.com Inc.	3.150%	8/22/27	7,000	6,727
	Amazon.com Inc.	1.650%	5/12/28	10,000	9,004
	Amazon.com Inc.	4.650%	12/1/29	30,000	30,773
	Amazon.com Inc.	1.500%	6/3/30	8,152	6,906

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	4.700%	12/1/32	21,455	22,043
[4]	American Honda Finance Corp.	5.250%	7/7/26	39,380	40,083
[4]	American Honda Finance Corp.	2.350%	1/8/27	25,000	23,481
[9]	American Honda Finance Corp.	3.750%	10/25/27	18,900	21,413
	American Honda Finance Corp.	4.600%	4/17/30	46,580	46,600
[4]	American Honda Finance Corp.	1.800%	1/13/31	20,000	16,917
	Home Depot Inc.	1.500%	9/15/28	5,505	4,881
	Home Depot Inc.	3.900%	12/6/28	7,700	7,590
	Home Depot Inc.	2.950%	6/15/29	19,485	18,335
	Home Depot Inc.	2.700%	4/15/30	16,365	14,970
	Home Depot Inc.	1.875%	9/15/31	8,965	7,503
	Home Depot Inc.	3.250%	4/15/32	12,425	11,485
[7]	Mercedes-Benz Finance North America LLC	5.375%	8/1/25	29,920	30,209
[7]	Mercedes-Benz Finance North America LLC	4.800%	3/30/26	25,595	25,617
[7]	Mercedes-Benz Finance North America LLC	5.200%	8/3/26	14,530	14,722
[7]	Mercedes-Benz Finance North America LLC	4.800%	3/30/28	29,010	29,299
	TJX Cos. Inc.	3.875%	4/15/30	10,000	9,667
[4,9]	Toyota Finance Australia Ltd.	0.064%	1/13/25	7,600	8,092
	Toyota Motor Credit Corp.	5.600%	9/11/25	23,645	24,044
[4]	Toyota Motor Credit Corp.	1.125%	6/18/26	40,000	36,939
[4]	Toyota Motor Credit Corp.	4.550%	9/20/27	31,620	31,880
	Toyota Motor Credit Corp.	4.625%	1/12/28	7,185	7,280
[4]	Toyota Motor Credit Corp.	5.250%	9/11/28	15,000	15,550
	Toyota Motor Credit Corp.	3.650%	1/8/29	20,000	19,515
	Toyota Motor Credit Corp.	4.550%	5/17/30	12,505	12,596
	Toyota Motor Credit Corp.	4.700%	1/12/33	4,285	4,401
[4]	Yale University	1.482%	4/15/30	6,000	5,003
					563,525
Consumer Staples (1.9%)
[4]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	1,114	1,093
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	20,693	21,039
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	51,000	48,608
	Archer-Daniels-Midland Co.	4.500%	8/15/33	8,570	8,585
	Brown-Forman Corp.	4.750%	4/15/33	8,885	9,054
[7]	Cargill Inc.	4.500%	6/24/26	13,162	13,129
[9]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	9,760	10,406
[9]	Coca-Cola Co.	1.875%	9/22/26	5,300	5,679
	Coca-Cola Co.	3.375%	3/25/27	12,000	11,725
	Coca-Cola Co.	1.375%	3/15/31	5,000	4,126
	Colgate-Palmolive Co.	3.250%	8/15/32	12,460	11,574
	Costco Wholesale Corp.	1.600%	4/20/30	42,322	36,266
	Estee Lauder Cos. Inc.	2.375%	12/1/29	4,750	4,230
	Estee Lauder Cos. Inc.	4.650%	5/15/33	4,685	4,713
	Hershey Co.	2.450%	11/15/29	10,000	9,047
	Hershey Co.	1.700%	6/1/30	5,000	4,252
	Hershey Co.	4.500%	5/4/33	8,690	8,744
	Kenvue Inc.	5.500%	3/22/25	7,080	7,140
	Kenvue Inc.	5.050%	3/22/28	15,000	15,369
	Kenvue Inc.	4.900%	3/22/33	10,000	10,299
	Kimberly-Clark Corp.	1.050%	9/15/27	2,000	1,785
	Kimberly-Clark Corp.	3.100%	3/26/30	10,507	9,804
[7]	Mars Inc.	4.750%	4/20/33	8,870	8,941
[7]	Nestle Holdings Inc.	5.250%	3/13/26	9,735	9,894
[4,9]	PepsiCo Inc.	2.625%	4/28/26	6,883	7,503

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PepsiCo Inc.	5.125%	11/10/26	11,130	11,368
	PepsiCo Inc.	2.750%	3/19/30	2,130	1,956
	PepsiCo Inc.	1.625%	5/1/30	11,745	10,009
	PepsiCo Inc.	1.950%	10/21/31	2,575	2,186
	PepsiCo Inc.	3.900%	7/18/32	990	970
	Philip Morris International Inc.	1.500%	5/1/25	7,370	7,046
	Philip Morris International Inc.	5.000%	11/17/25	14,410	14,476
	Philip Morris International Inc.	4.875%	2/13/26	20,000	20,057
	Philip Morris International Inc.	5.125%	11/17/27	30,575	31,123
	Philip Morris International Inc.	4.875%	2/15/28	24,115	24,392
	Philip Morris International Inc.	3.375%	8/15/29	2,000	1,874
	Philip Morris International Inc.	5.625%	11/17/29	26,265	27,550
	Philip Morris International Inc.	5.125%	2/15/30	31,510	32,072
	Philip Morris International Inc.	5.500%	9/7/30	3,000	3,112
	Philip Morris International Inc.	5.750%	11/17/32	17,680	18,563
	Philip Morris International Inc.	5.375%	2/15/33	17,675	18,138
	Procter & Gamble Co.	4.050%	1/26/33	7,440	7,455
[7]	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	7,000	6,644
	Target Corp.	3.375%	4/15/29	870	837
	Target Corp.	2.350%	2/15/30	11,910	10,650
	Target Corp.	2.650%	9/15/30	1,435	1,287
	Target Corp.	4.400%	1/15/33	7,915	7,987
	Unilever Capital Corp.	2.125%	9/6/29	21,050	18,779
[4,9]	Unilever Finance Netherlands BV	1.250%	3/25/25	7,600	8,180
	Walmart Inc.	4.000%	4/15/30	14,875	14,846
	Walmart Inc.	4.100%	4/15/33	12,805	12,653
					597,215
Energy (0.9%)
	BP Capital Markets America Inc.	3.796%	9/21/25	4,935	4,868
	BP Capital Markets America Inc.	3.410%	2/11/26	6,722	6,566
[4]	BP Capital Markets America Inc.	3.119%	5/4/26	19,465	18,835
[4]	BP Capital Markets America Inc.	3.017%	1/16/27	2,630	2,519
	BP Capital Markets America Inc.	4.234%	11/6/28	8,000	7,957
	BP Capital Markets America Inc.	1.749%	8/10/30	8,930	7,568
	BP Capital Markets America Inc.	2.721%	1/12/32	21,736	18,962
	BP Capital Markets America Inc.	4.812%	2/13/33	22,000	22,201
	BP Capital Markets plc	3.279%	9/19/27	13,162	12,662
	BP Capital Markets plc	3.723%	11/28/28	2,095	2,034
	Chevron Corp.	1.995%	5/11/27	19,000	17,646
	Chevron Corp.	2.236%	5/11/30	1,300	1,152
	Chevron USA Inc.	3.850%	1/15/28	5,870	5,793
	EOG Resources Inc.	4.150%	1/15/26	15,804	15,657
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	22,000	18,267
[4]	Harvest Operations Corp.	1.000%	4/26/24	14,000	13,808
[4]	Petronas Capital Ltd.	3.500%	4/21/30	8,743	8,194
[4]	Petronas Energy Canada Ltd.	2.112%	3/23/28	13,860	12,598
[4]	SA Global Sukuk Ltd.	0.946%	6/17/24	2,822	2,764
	Schlumberger Investment SA	4.500%	5/15/28	17,250	17,427
	Schlumberger Investment SA	4.850%	5/15/33	11,870	12,060
[4,9]	Shell International Finance BV	2.500%	3/24/26	6,883	7,508
	Shell International Finance BV	3.875%	11/13/28	2,135	2,103
	Shell International Finance BV	2.375%	11/7/29	23,115	20,804
	Shell International Finance BV	2.750%	4/6/30	6,080	5,560
	TotalEnergies Capital International SA	3.455%	2/19/29	6,040	5,826
	TotalEnergies Capital International SA	2.829%	1/10/30	10,295	9,469
					280,808

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Financials (16.3%)
	Aflac Inc.	1.125%	3/15/26	3,375	3,115
	American Express Co.	2.250%	3/4/25	16,000	15,482
	American Express Co.	4.990%	5/1/26	45,800	45,692
	American Express Co.	2.550%	3/4/27	15,400	14,428
	American Express Co.	5.389%	7/28/27	49,150	49,726
	American Express Co.	5.850%	11/5/27	7,600	7,930
	American Express Co.	4.420%	8/3/33	5,000	4,815
	Ameriprise Financial Inc.	3.000%	4/2/25	30,000	29,255
	Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	24,790	25,013
[4,8,10]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 0.920%	5.267%	11/4/25	2,600	1,782
[4]	Bank of America Corp.	3.366%	1/23/26	44,735	43,694
[4]	Bank of America Corp.	2.015%	2/13/26	8,089	7,772
[4]	Bank of America Corp.	3.384%	4/2/26	47,300	46,037
[4]	Bank of America Corp.	1.319%	6/19/26	24,960	23,494
[4]	Bank of America Corp.	4.827%	7/22/26	53,490	53,093
	Bank of America Corp.	5.080%	1/20/27	8,520	8,505
[4]	Bank of America Corp.	3.559%	4/23/27	2,777	2,674
	Bank of America Corp.	1.734%	7/22/27	28,000	25,647
[4]	Bank of America Corp.	3.824%	1/20/28	22,156	21,304
[4]	Bank of America Corp.	2.551%	2/4/28	14,330	13,278
[4]	Bank of America Corp.	3.705%	4/24/28	5,800	5,542
	Bank of America Corp.	4.376%	4/27/28	4,500	4,398
[4]	Bank of America Corp.	4.948%	7/22/28	11,480	11,470
	Bank of America Corp.	6.204%	11/10/28	8,510	8,887
[4]	Bank of America Corp.	3.419%	12/20/28	34,922	32,878
[4]	Bank of America Corp.	3.970%	3/5/29	16,624	15,878
	Bank of America Corp.	5.202%	4/25/29	20,000	20,122
[4]	Bank of America Corp.	2.087%	6/14/29	23,300	20,548
[4]	Bank of America Corp.	3.974%	2/7/30	1,960	1,858
[4]	Bank of America Corp.	3.194%	7/23/30	23,795	21,579
[4]	Bank of America Corp.	2.884%	10/22/30	17,816	15,821
[4]	Bank of America Corp.	2.496%	2/13/31	75	64
[4]	Bank of America Corp.	2.592%	4/29/31	7,500	6,459
[4]	Bank of America Corp.	1.898%	7/23/31	29,543	24,130
[4]	Bank of America Corp.	1.922%	10/24/31	5,000	4,061
[4]	Bank of America Corp.	2.651%	3/11/32	5,110	4,318
	Bank of America Corp.	2.687%	4/22/32	35,400	29,891
	Bank of America Corp.	2.299%	7/21/32	35,200	28,752
[4]	Bank of America Corp.	2.972%	2/4/33	21,960	18,661
	Bank of America Corp.	4.571%	4/27/33	12,100	11,542
[4]	Bank of America Corp.	5.015%	7/22/33	20,330	20,099
	Bank of America Corp.	5.288%	4/25/34	10,000	10,028
	Bank of America NA	5.526%	8/18/26	52,900	53,878
	Bank of Montreal	5.300%	6/5/26	20,000	20,196
[4]	Bank of Montreal	1.250%	9/15/26	11,520	10,495
[4]	Bank of Montreal	4.700%	9/14/27	12,000	12,029
	Bank of Montreal	5.203%	2/1/28	5,900	6,012
[4]	Bank of New York Mellon Corp.	1.600%	4/24/25	12,400	11,904
	Bank of New York Mellon Corp.	4.414%	7/24/26	20,350	20,135
	Bank of New York Mellon Corp.	4.947%	4/26/27	145,000	144,972
[4]	Bank of New York Mellon Corp.	3.250%	5/16/27	21,080	20,205
[4]	Bank of New York Mellon Corp.	3.442%	2/7/28	7,827	7,534
[4]	Bank of New York Mellon Corp.	5.802%	10/25/28	9,000	9,331
	Bank of New York Mellon Corp.	4.596%	7/26/30	9,650	9,599

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Bank of New York Mellon Corp.	5.834%	10/25/33	10,000	10,606
	Bank of New York Mellon Corp.	4.706%	2/1/34	10,000	9,778
	Bank of Nova Scotia	2.200%	2/3/25	9,530	9,241
[4]	Bank of Nova Scotia	3.450%	4/11/25	23,000	22,522
	Bank of Nova Scotia	5.450%	6/12/25	67,320	67,624
	Bank of Nova Scotia	1.050%	3/2/26	14,350	13,220
	Bank of Nova Scotia	1.350%	6/24/26	5,000	4,595
	Bank of Nova Scotia	2.700%	8/3/26	5,674	5,375
	Bank of Nova Scotia	1.300%	9/15/26	7,200	6,559
	Bank of Nova Scotia	1.950%	2/2/27	1,620	1,492
	Bank of Nova Scotia	5.250%	6/12/28	18,290	18,575
	Bank of Nova Scotia	4.850%	2/1/30	2,098	2,092
	Bank of Nova Scotia	2.150%	8/1/31	5,000	4,148
	Bank of Nova Scotia	2.450%	2/2/32	2,500	2,095
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	10,700	9,652
[9]	Berkshire Hathaway Inc.	0.000%	3/12/25	7,600	8,070
[9]	Berkshire Hathaway Inc.	1.125%	3/16/27	3,000	3,120
	BlackRock Inc.	2.400%	4/30/30	2,256	2,016
	BlackRock Inc.	1.900%	1/28/31	2,800	2,362
	BlackRock Inc.	4.750%	5/25/33	10,000	10,104
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	18,736	18,303
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	62,100	62,122
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	9,975	9,143
	Canadian Imperial Bank of Commerce	5.926%	10/2/26	20,000	20,561
	Cboe Global Markets Inc.	1.625%	12/15/30	7,008	5,768
	Cboe Global Markets Inc.	3.000%	3/16/32	9,500	8,418
	Charles Schwab Corp.	3.625%	4/1/25	3,670	3,604
	Charles Schwab Corp.	0.900%	3/11/26	7,000	6,418
	Charles Schwab Corp.	3.200%	3/2/27	10,000	9,540
	Charles Schwab Corp.	2.450%	3/3/27	23,980	22,324
	Charles Schwab Corp.	3.300%	4/1/27	4,574	4,361
	Charles Schwab Corp.	3.200%	1/25/28	4,143	3,912
	Charles Schwab Corp.	4.000%	2/1/29	8,980	8,722
	Charles Schwab Corp.	5.643%	5/19/29	8,000	8,214
	Charles Schwab Corp.	3.250%	5/22/29	6,955	6,517
	Charles Schwab Corp.	2.900%	3/3/32	9,500	8,192
	Charles Schwab Corp.	5.853%	5/19/34	8,000	8,247
	Chubb INA Holdings Inc.	3.350%	5/3/26	26,845	26,126
	Chubb INA Holdings Inc.	1.375%	9/15/30	19,939	16,433
[4]	Citibank NA	5.488%	12/4/26	16,140	16,440
	CME Group Inc.	2.650%	3/15/32	14,133	12,561
[4]	Cooperatieve Rabobank UA	3.375%	5/21/25	8,560	8,392
[4]	Cooperatieve Rabobank UA	5.500%	7/18/25	56,730	57,299
	Credit Suisse AG	5.000%	7/9/27	19,627	19,629
[7]	Danske Bank A/S	1.549%	9/10/27	2,846	2,572
[7]	DNB Bank ASA	1.535%	5/25/27	10,000	9,121
	Franklin Resources Inc.	1.600%	10/30/30	5,000	4,084
	HSBC Holdings plc	4.180%	12/9/25	7,900	7,793
	HSBC Holdings plc	4.300%	3/8/26	4,840	4,761
	HSBC Holdings plc	2.999%	3/10/26	52,385	50,816
[4]	HSBC Holdings plc	1.645%	4/18/26	29,410	27,952
	HSBC Holdings plc	3.900%	5/25/26	3,650	3,555
[4]	HSBC Holdings plc	2.099%	6/4/26	29,727	28,303
[4]	HSBC Holdings plc	4.292%	9/12/26	9,308	9,113
	HSBC Holdings plc	1.589%	5/24/27	13,330	12,219
	HSBC Holdings plc	2.251%	11/22/27	6,200	5,692
	HSBC Holdings plc	4.755%	6/9/28	5,500	5,423
[4]	HSBC Holdings plc	2.013%	9/22/28	25,000	22,255

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	7.390%	11/3/28	10,845	11,620
	HSBC Holdings plc	6.161%	3/9/29	10,000	10,333
[4]	HSBC Holdings plc	4.583%	6/19/29	8,855	8,592
	HSBC Holdings plc	2.206%	8/17/29	10,000	8,730
	HSBC Holdings plc	4.950%	3/31/30	10,000	9,913
[4]	HSBC Holdings plc	2.357%	8/18/31	7,440	6,175
	HSBC Holdings plc	2.804%	5/24/32	10,000	8,346
	HSBC Holdings plc	2.871%	11/22/32	4,000	3,329
	HSBC Holdings plc	5.402%	8/11/33	3,000	3,014
	HSBC Holdings plc	6.254%	3/9/34	8,500	9,005
	HSBC USA Inc.	5.625%	3/17/25	38,292	38,502
	Huntington National Bank	4.552%	5/17/28	5,000	4,832
	Huntington National Bank	5.650%	1/10/30	6,250	6,320
	Intercontinental Exchange Inc.	4.000%	9/15/27	10,500	10,315
	Intercontinental Exchange Inc.	4.350%	6/15/29	14,700	14,641
	Intercontinental Exchange Inc.	1.850%	9/15/32	5,200	4,172
	Intercontinental Exchange Inc.	4.600%	3/15/33	12,500	12,477
	Invesco Finance plc	3.750%	1/15/26	1,897	1,848
	JPMorgan Chase & Co.	3.125%	1/23/25	10,000	9,794
	JPMorgan Chase & Co.	3.900%	7/15/25	14,605	14,393
	JPMorgan Chase & Co.	1.561%	12/10/25	11,000	10,591
	JPMorgan Chase & Co.	5.546%	12/15/25	15,750	15,763
	JPMorgan Chase & Co.	2.595%	2/24/26	4,546	4,403
[4]	JPMorgan Chase & Co.	2.005%	3/13/26	14,430	13,863
[4]	JPMorgan Chase & Co.	2.083%	4/22/26	65,410	62,685
	JPMorgan Chase & Co.	4.080%	4/26/26	10,000	9,841
	JPMorgan Chase & Co.	3.200%	6/15/26	21,430	20,684
	JPMorgan Chase & Co.	1.045%	11/19/26	11,045	10,227
	JPMorgan Chase & Co.	4.125%	12/15/26	8,190	8,031
[4]	JPMorgan Chase & Co.	3.960%	1/29/27	17,891	17,477
	JPMorgan Chase & Co.	1.578%	4/22/27	10,000	9,228
	JPMorgan Chase & Co.	1.470%	9/22/27	12,000	10,871
	JPMorgan Chase & Co.	6.070%	10/22/27	10,000	10,289
[4]	JPMorgan Chase & Co.	3.782%	2/1/28	3,910	3,776
	JPMorgan Chase & Co.	2.947%	2/24/28	4,685	4,408
[4]	JPMorgan Chase & Co.	3.540%	5/1/28	27,440	26,204
[4]	JPMorgan Chase & Co.	3.509%	1/23/29	8,575	8,118
[4]	JPMorgan Chase & Co.	4.005%	4/23/29	19,835	19,090
	JPMorgan Chase & Co.	2.069%	6/1/29	2,500	2,216
[4]	JPMorgan Chase & Co.	4.452%	12/5/29	37,465	36,727
[4]	JPMorgan Chase & Co.	3.702%	5/6/30	4,600	4,326
[4]	JPMorgan Chase & Co.	2.739%	10/15/30	20,000	17,785
[4]	JPMorgan Chase & Co.	4.493%	3/24/31	12,900	12,582
	JPMorgan Chase & Co.	1.764%	11/19/31	10,904	8,854
	JPMorgan Chase & Co.	1.953%	2/4/32	8,830	7,187
	JPMorgan Chase & Co.	2.580%	4/22/32	40,675	34,424
	JPMorgan Chase & Co.	2.545%	11/8/32	15,000	12,531
	JPMorgan Chase & Co.	4.586%	4/26/33	8,790	8,476
	JPMorgan Chase & Co.	4.912%	7/25/33	7,600	7,516
	JPMorgan Chase & Co.	5.350%	6/1/34	21,970	22,327
	JPMorgan Chase & Co.	6.254%	10/23/34	7,000	7,592
	Lloyds Banking Group plc	5.871%	3/6/29	9,100	9,328
[7]	Macquarie Bank Ltd.	5.208%	6/15/26	12,828	12,893
[4]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	3,700	3,583
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	5,000	4,894
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	38,940	37,856
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	5,000	4,911
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	5,800	5,011

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mastercard Inc.	2.950%	11/21/26	22,315	21,513
	Mastercard Inc.	2.950%	6/1/29	11,000	10,356
	Mastercard Inc.	2.000%	11/18/31	5,850	4,942
[4]	MDGH GMTN RSC Ltd.	2.500%	11/7/24	624	608
	MetLife Inc.	4.550%	3/23/30	5,165	5,200
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	3,997	3,862
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	38,517	37,881
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	20,785	19,631
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	3,900	3,916
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	575	564
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	1,807	1,705
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	10,800	9,871
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	11,500	10,474
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	18,300	18,319
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	7,330	7,464
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	6,550	6,256
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	10,500	10,643
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	8,000	7,355
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/31	3,710	3,798
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	10,000	8,302
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	7,000	5,882
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	3,800	3,860
	Mizuho Financial Group Inc.	1.554%	7/9/27	8,000	7,314
	Mizuho Financial Group Inc.	5.778%	7/6/29	17,670	18,189
[4]	Mizuho Financial Group Inc.	3.153%	7/16/30	5,400	4,865
[4]	Mizuho Financial Group Inc.	2.869%	9/13/30	4,000	3,538
	Mizuho Financial Group Inc.	5.739%	5/27/31	10,000	10,292
[4]	Mizuho Financial Group Inc.	2.201%	7/10/31	5,000	4,167
	Mizuho Financial Group Inc.	5.748%	7/6/34	15,000	15,552
	Morgan Stanley	0.790%	5/30/25	21,800	21,309
[4]	Morgan Stanley	4.000%	7/23/25	16,355	16,123
[4]	Morgan Stanley	3.875%	1/27/26	8,000	7,838
[9]	Morgan Stanley	2.103%	5/8/26	4,222	4,555
	Morgan Stanley	3.625%	1/20/27	3,625	3,516
	Morgan Stanley	5.050%	1/28/27	18,480	18,496
	Morgan Stanley	1.593%	5/4/27	3,575	3,293
[4]	Morgan Stanley	1.512%	7/20/27	3,644	3,330
	Morgan Stanley	2.475%	1/21/28	11,900	11,044
[4]	Morgan Stanley	3.772%	1/24/29	25,000	23,838
	Morgan Stanley	5.123%	2/1/29	24,090	24,186
[4]	Morgan Stanley	5.164%	4/20/29	10,000	10,047
[4]	Morgan Stanley	2.699%	1/22/31	17,775	15,570
[4]	Morgan Stanley	3.622%	4/1/31	20,000	18,430
[4]	Morgan Stanley	1.794%	2/13/32	42,486	33,900
[4]	Morgan Stanley	1.928%	4/28/32	8,285	6,657
[4]	Morgan Stanley	2.239%	7/21/32	21,500	17,568
[4]	Morgan Stanley	2.511%	10/20/32	10,000	8,294
	Morgan Stanley	4.889%	7/20/33	22,950	22,383
	Morgan Stanley	6.342%	10/18/33	29,000	31,238
[4]	Morgan Stanley	5.250%	4/21/34	19,420	19,400
	Morgan Stanley Bank NA	5.479%	7/16/25	38,100	38,442
[4]	Morgan Stanley Bank NA	4.754%	4/21/26	58,300	58,267
[7]	New York Life Global Funding	1.850%	8/1/31	5,000	4,030
[7]	New York Life Global Funding	4.550%	1/28/33	10,000	9,852
[4]	NongHyup Bank	1.250%	7/28/26	20,000	18,216
	Northern Trust Corp.	4.000%	5/10/27	15,400	15,188
	Northern Trust Corp.	6.125%	11/2/32	10,000	10,738
[4]	PNC Bank NA	3.100%	10/25/27	17,317	16,252

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PNC Financial Services Group Inc.	5.812%	6/12/26	23,870	24,038
	PNC Financial Services Group Inc.	3.150%	5/19/27	16,519	15,661
	PNC Financial Services Group Inc.	5.354%	12/2/28	7,900	7,996
	PNC Financial Services Group Inc.	3.450%	4/23/29	11,370	10,774
	PNC Financial Services Group Inc.	5.582%	6/12/29	73,600	75,075
	PNC Financial Services Group Inc.	2.550%	1/22/30	41,508	36,320
	PNC Financial Services Group Inc.	6.037%	10/28/33	10,000	10,457
	PNC Financial Services Group Inc.	5.068%	1/24/34	24,660	24,116
	PNC Financial Services Group Inc.	6.875%	10/20/34	4,500	4,997
	Progressive Corp.	2.500%	3/15/27	6,700	6,289
	Progressive Corp.	3.200%	3/26/30	8,620	7,979
	Progressive Corp.	4.950%	6/15/33	10,000	10,254
[4]	Prudential Financial Inc.	1.500%	3/10/26	4,500	4,197
	Royal Bank of Canada	3.375%	4/14/25	10,400	10,197
[4]	Royal Bank of Canada	4.950%	4/25/25	169,200	169,275
	Royal Bank of Canada	1.200%	4/27/26	17,540	16,198
[4]	Royal Bank of Canada	1.150%	7/14/26	16,170	14,791
[4]	Royal Bank of Canada	5.200%	7/20/26	80,000	80,875
[4]	Royal Bank of Canada	1.400%	11/2/26	12,950	11,848
	Royal Bank of Canada	3.625%	5/4/27	6,700	6,472
[4]	Royal Bank of Canada	4.240%	8/3/27	4,100	4,055
	Royal Bank of Canada	3.875%	5/4/32	7,300	6,880
[4]	Royal Bank of Canada	5.000%	2/1/33	8,552	8,699
	State Street Corp.	4.857%	1/26/26	8,520	8,471
	State Street Corp.	2.650%	5/19/26	1,125	1,075
	State Street Corp.	5.272%	8/3/26	83,670	84,839
	State Street Corp.	2.203%	2/7/28	9,580	8,885
	State Street Corp.	3.152%	3/30/31	11,280	10,162
	State Street Corp.	4.821%	1/26/34	3,000	2,953
	State Street Corp.	5.159%	5/18/34	10,000	10,084
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	11,660	11,317
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	18,295	17,315
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	15,800	15,930
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	43,080	44,069
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	14,962	14,186
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	14,400	13,108
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	10,290	9,888
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	1,980	1,884
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	21,000	19,891
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	11,080	11,343
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	4,040	3,845
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	24,260	21,237
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	2,850	2,776
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	13,550	12,375
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	12,030	10,643
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	12,500	10,537
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	2,500	2,064
[7]	Svenska Handelsbanken AB	3.950%	6/10/27	15,000	14,606
[7]	Svenska Handelsbanken AB	1.418%	6/11/27	5,400	4,907
	Toronto-Dominion Bank	3.766%	6/6/25	30,120	29,629
[4]	Toronto-Dominion Bank	1.150%	6/12/25	43,550	41,233
[4]	Toronto-Dominion Bank	0.750%	9/11/25	34,137	31,859
[4]	Toronto-Dominion Bank	5.532%	7/17/26	58,460	59,582
[4]	Toronto-Dominion Bank	1.250%	9/10/26	15,680	14,327
[4]	Toronto-Dominion Bank	2.800%	3/10/27	27,500	25,970
	Toronto-Dominion Bank	4.108%	6/8/27	26,700	26,230
[4,9]	Toronto-Dominion Bank	2.551%	8/3/27	6,250	6,754
	Toronto-Dominion Bank	5.156%	1/10/28	13,625	13,869

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Toronto-Dominion Bank	2.000%	9/10/31	2,713	2,256
[4]	Toronto-Dominion Bank	3.625%	9/15/31	1,250	1,201
[4]	Toronto-Dominion Bank	3.200%	3/10/32	41,145	36,447
	Toronto-Dominion Bank	4.456%	6/8/32	16,785	16,310
[4]	Truist Bank	2.150%	12/6/24	44,575	43,277
[4]	Truist Bank	1.500%	3/10/25	7,500	7,165
[4]	Truist Bank	4.050%	11/3/25	32,675	32,141
[4]	Truist Bank	2.250%	3/11/30	5,950	4,936
[4]	Truist Financial Corp.	1.267%	3/2/27	6,620	6,066
[4]	Truist Financial Corp.	4.873%	1/26/29	10,000	9,873
[4]	Truist Financial Corp.	1.950%	6/5/30	10,523	8,792
[4]	Truist Financial Corp.	6.123%	10/28/33	18,333	19,008
[4]	Truist Financial Corp.	5.122%	1/26/34	6,500	6,294
[4]	Truist Financial Corp.	5.867%	6/8/34	6,180	6,306
	UBS AG	5.800%	9/11/25	30,000	30,354
	UBS AG	5.650%	9/11/28	15,000	15,559
	US Bancorp	1.450%	5/12/25	5,950	5,670
[4]	US Bancorp	3.950%	11/17/25	21,617	21,281
[4]	US Bancorp	3.100%	4/27/26	3,024	2,899
[4]	US Bancorp	3.900%	4/26/28	7,700	7,445
	US Bancorp	4.653%	2/1/29	6,220	6,120
	US Bancorp	5.775%	6/12/29	14,000	14,380
[4]	US Bancorp	3.000%	7/30/29	3,000	2,715
[4]	US Bancorp	1.375%	7/22/30	10,000	8,066
[4]	US Bancorp	4.967%	7/22/33	35,965	34,132
	US Bancorp	5.850%	10/21/33	18,000	18,578
[4]	US Bank NA	2.050%	1/21/25	3,660	3,540
	Visa Inc.	3.150%	12/14/25	49,590	48,386
[9]	Visa Inc.	1.500%	6/15/26	9,350	9,973
[4]	Wells Fargo & Co.	3.000%	2/19/25	8,150	7,969
[4]	Wells Fargo & Co.	3.550%	9/29/25	5,920	5,788
[4]	Wells Fargo & Co.	2.164%	2/11/26	7,000	6,741
	Wells Fargo & Co.	3.000%	4/22/26	20,000	19,165
[4]	Wells Fargo & Co.	2.188%	4/30/26	10,000	9,584
	Wells Fargo & Co.	3.000%	10/23/26	16,620	15,782
[4]	Wells Fargo & Co.	3.196%	6/17/27	7,100	6,788
[4]	Wells Fargo & Co.	3.526%	3/24/28	12,000	11,452
[4]	Wells Fargo & Co.	3.584%	5/22/28	10,500	10,005
[4]	Wells Fargo & Co.	2.393%	6/2/28	9,270	8,490
[4]	Wells Fargo & Co.	4.808%	7/25/28	7,233	7,185
[4]	Wells Fargo & Co.	2.879%	10/30/30	700	622
[4]	Wells Fargo & Co.	2.572%	2/11/31	10,000	8,646
[4]	Wells Fargo & Co.	4.897%	7/25/33	15,900	15,500
	Wells Fargo & Co.	5.389%	4/24/34	15,000	15,053
[4]	Wells Fargo Bank NA	5.550%	8/1/25	15,250	15,408
[4]	Wells Fargo Bank NA	5.450%	8/7/26	40,000	40,652
	Westpac Banking Corp.	3.350%	3/8/27	1,170	1,128
[4,8,10]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.750%	5.138%	2/16/26	19,700	13,443
[4,8,10]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.950%	5.369%	11/11/25	5,100	3,495
[4,9]	Westpac Securities NZ Ltd.	0.427%	12/14/26	6,800	6,896
					5,189,649
Health Care (2.1%)
	AbbVie Inc.	2.950%	11/21/26	10,000	9,590
[4]	Ascension Health	2.532%	11/15/29	2,500	2,236
	AstraZeneca Finance LLC	4.875%	3/3/33	10,000	10,341
	AstraZeneca plc	3.375%	11/16/25	54,310	53,142

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AstraZeneca plc	1.375%	8/6/30	26,523	22,050
[4]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	7,000	6,864
	Bristol-Myers Squibb Co.	3.200%	6/15/26	17,455	16,941
	Bristol-Myers Squibb Co.	3.400%	7/26/29	12,720	12,062
	Bristol-Myers Squibb Co.	1.450%	11/13/30	13,160	10,814
	Bristol-Myers Squibb Co.	5.750%	2/1/31	8,575	9,178
	Bristol-Myers Squibb Co.	2.950%	3/15/32	6,160	5,476
[4]	Cedars-Sinai Health System	2.288%	8/15/31	2,000	1,672
[7]	CSL Finance plc	4.250%	4/27/32	13,335	12,977
	Eli Lilly & Co.	3.375%	3/15/29	8,803	8,468
	Eli Lilly & Co.	4.700%	2/27/33	2,855	2,930
	GlaxoSmithKline Capital plc	3.375%	6/1/29	12,762	12,296
	Merck & Co. Inc.	1.900%	12/10/28	4,840	4,358
	Merck & Co. Inc.	3.400%	3/7/29	9,790	9,401
	Merck & Co. Inc.	4.300%	5/17/30	12,500	12,498
	Merck & Co. Inc.	1.450%	6/24/30	12,925	10,813
	Merck & Co. Inc.	2.150%	12/10/31	14,885	12,719
	Merck & Co. Inc.	4.500%	5/17/33	6,665	6,713
	Novartis Capital Corp.	2.000%	2/14/27	9,629	9,020
	Novartis Capital Corp.	2.200%	8/14/30	27,712	24,404
	Pfizer Inc.	2.625%	4/1/30	4,545	4,099
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	21,275	21,217
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	67,860	67,872
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	63,585	64,029
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	38,620	38,690
[4]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	278	261
[4]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,000	4,368
[7]	Roche Holdings Inc.	2.625%	5/15/26	1,000	959
[7]	Roche Holdings Inc.	5.265%	11/13/26	24,000	24,614
[7]	Roche Holdings Inc.	1.930%	12/13/28	22,500	20,072
	Sutter Health	5.164%	8/15/33	3,785	3,857
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	16,165	16,428
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	14,055	14,432
	UnitedHealth Group Inc.	1.250%	1/15/26	6,810	6,379
	UnitedHealth Group Inc.	3.875%	12/15/28	8,345	8,176
	UnitedHealth Group Inc.	4.250%	1/15/29	47,195	47,094
	UnitedHealth Group Inc.	5.300%	2/15/30	7,595	7,946
	UnitedHealth Group Inc.	2.300%	5/15/31	11,500	9,954
	UnitedHealth Group Inc.	4.500%	4/15/33	15,185	15,069
					662,479
Industrials (1.4%)
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	7,535	7,268
	Canadian National Railway Co.	2.750%	3/1/26	3,935	3,790
	Canadian National Railway Co.	3.850%	8/5/32	26,900	25,584
	Emerson Electric Co.	1.800%	10/15/27	879	802
	Emerson Electric Co.	2.000%	12/21/28	17,890	16,043
	General Dynamics Corp.	3.250%	4/1/25	16,144	15,828
	General Dynamics Corp.	3.500%	5/15/25	3,754	3,689
	General Dynamics Corp.	2.125%	8/15/26	4,694	4,428
	General Dynamics Corp.	3.500%	4/1/27	28,930	28,168
	General Dynamics Corp.	2.625%	11/15/27	18,985	17,795
	General Dynamics Corp.	3.750%	5/15/28	5,580	5,480
	General Dynamics Corp.	3.625%	4/1/30	4,100	3,939
	General Dynamics Corp.	2.250%	6/1/31	5,000	4,352
	Honeywell International Inc.	4.250%	1/15/29	15,125	15,159
	Honeywell International Inc.	1.750%	9/1/31	20,250	16,903

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Tool Works Inc.	2.650%	11/15/26	7,640	7,295
[4]	John Deere Capital Corp.	4.750%	6/8/26	12,050	12,136
[4]	John Deere Capital Corp.	1.050%	6/17/26	37,500	34,546
[4]	John Deere Capital Corp.	2.250%	9/14/26	3,790	3,583
[4]	John Deere Capital Corp.	2.350%	3/8/27	13,070	12,292
[4]	John Deere Capital Corp.	4.950%	7/14/28	15,000	15,374
[4]	John Deere Capital Corp.	4.700%	6/10/30	25,000	25,386
[4]	John Deere Capital Corp.	2.000%	6/17/31	25,000	21,204
[4]	John Deere Capital Corp.	3.900%	6/7/32	2,665	2,570
	Lockheed Martin Corp.	5.100%	11/15/27	16,210	16,735
	Lockheed Martin Corp.	4.450%	5/15/28	5,250	5,282
	Lockheed Martin Corp.	1.850%	6/15/30	5,895	5,064
	Lockheed Martin Corp.	3.900%	6/15/32	14,670	14,148
	Lockheed Martin Corp.	5.250%	1/15/33	13,300	14,115
	Rockwell Automation Inc.	1.750%	8/15/31	7,500	6,196
[7]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	58,305	54,196
	Tyco Electronics Group SA	4.500%	2/13/26	5,550	5,531
	Union Pacific Corp.	3.250%	8/15/25	8,497	8,309
	United Parcel Service Inc.	3.400%	3/15/29	5,000	4,841
					438,031
Materials (0.4%)
	Air Products and Chemicals Inc.	1.500%	10/15/25	9,440	8,936
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	9,164	9,214
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	10,300	10,406
[7]	Georgia-Pacific LLC	3.600%	3/1/25	22,026	21,641
[7]	Georgia-Pacific LLC	0.950%	5/15/26	50,855	46,538
[7]	Georgia-Pacific LLC	2.300%	4/30/30	13,980	12,105
	Linde Inc.	1.100%	8/10/30	12,430	10,310
					119,150
Real Estate (0.6%)
[4]	AvalonBay Communities Inc.	3.450%	6/1/25	11,190	10,958
[4]	AvalonBay Communities Inc.	3.350%	5/15/27	2,960	2,833
[4]	AvalonBay Communities Inc.	3.200%	1/15/28	2,250	2,136
	AvalonBay Communities Inc.	1.900%	12/1/28	5,000	4,417
[4]	AvalonBay Communities Inc.	2.300%	3/1/30	5,000	4,366
	AvalonBay Communities Inc.	5.000%	2/15/33	3,300	3,364
	Camden Property Trust	5.850%	11/3/26	8,000	8,245
	ERP Operating LP	2.850%	11/1/26	3,000	2,850
	ERP Operating LP	4.150%	12/1/28	11,480	11,279
	ERP Operating LP	3.000%	7/1/29	8,120	7,499
	ERP Operating LP	2.500%	2/15/30	1,500	1,327
	ERP Operating LP	1.850%	8/1/31	4,750	3,904
	Prologis LP	2.125%	4/15/27	3,600	3,324
	Prologis LP	1.250%	10/15/30	10,000	8,094
	Prologis LP	1.750%	2/1/31	7,783	6,471
	Prologis LP	4.625%	1/15/33	7,817	7,860
	Public Storage Operating Co.	1.850%	5/1/28	5,710	5,135
	Public Storage Operating Co.	1.950%	11/9/28	3,500	3,124
	Public Storage Operating Co.	5.125%	1/15/29	2,670	2,759
	Public Storage Operating Co.	3.385%	5/1/29	11,800	11,273
	Public Storage Operating Co.	2.300%	5/1/31	9,170	7,932
	Public Storage Operating Co.	5.100%	8/1/33	7,500	7,768
	Realty Income Corp.	3.875%	4/15/25	18,632	18,318
	Realty Income Corp.	0.750%	3/15/26	4,710	4,293
	Realty Income Corp.	4.125%	10/15/26	16,355	16,059
[4,11]	Realty Income Corp.	1.875%	1/14/27	2,307	2,698
[11]	Realty Income Corp.	1.125%	7/13/27	4,500	5,066

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simon Property Group LP	3.500%	9/1/25	7,754	7,582
	Simon Property Group LP	1.375%	1/15/27	5,000	4,565
	Simon Property Group LP	3.375%	6/15/27	10,780	10,338
	Simon Property Group LP	3.375%	12/1/27	1,068	1,020
	Simon Property Group LP	2.450%	9/13/29	3,300	2,938
	Simon Property Group LP	2.650%	7/15/30	11,500	10,186
					209,981
Technology (1.2%)
	Adobe Inc.	2.150%	2/1/27	43,206	40,530
	Analog Devices Inc.	1.700%	10/1/28	9,350	8,309
	Analog Devices Inc.	2.100%	10/1/31	14,030	11,952
	Apple Inc.	3.350%	2/9/27	13,158	12,816
	Apple Inc.	2.900%	9/12/27	11,255	10,774
	Apple Inc.	3.000%	11/13/27	5,280	5,065
	Apple Inc.	3.250%	8/8/29	22,470	21,469
	Intel Corp.	4.875%	2/10/26	12,232	12,323
	Intel Corp.	3.750%	3/25/27	4,660	4,565
	Intel Corp.	1.600%	8/12/28	19,100	16,898
	Intel Corp.	2.450%	11/15/29	14,155	12,748
	International Business Machines Corp.	3.450%	2/19/26	2,500	2,436
	International Business Machines Corp.	3.300%	5/15/26	46,875	45,531
	NVIDIA Corp.	1.550%	6/15/28	30,000	26,871
	QUALCOMM Inc.	1.300%	5/20/28	15,188	13,451
	S&P Global Inc.	2.700%	3/1/29	48,460	44,865
	S&P Global Inc.	2.500%	12/1/29	10,680	9,630
	S&P Global Inc.	2.900%	3/1/32	12,820	11,451
	Salesforce Inc.	1.500%	7/15/28	14,138	12,580
	Salesforce Inc.	1.950%	7/15/31	7,425	6,342
	Texas Instruments Inc.	4.600%	2/15/28	23,860	24,274
	Texas Instruments Inc.	2.250%	9/4/29	10,000	9,029
	Texas Instruments Inc.	1.750%	5/4/30	9,245	7,993
	Texas Instruments Inc.	3.650%	8/16/32	6,365	6,041
					377,943
Utilities (1.6%)
	AEP Transmission Co. LLC	3.100%	12/1/26	8,040	7,725
	Ameren Illinois Co.	1.550%	11/15/30	8,575	6,982
[4]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	8,745	7,486
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	4,770	4,863
	Commonwealth Edison Co.	2.550%	6/15/26	8,002	7,622
[4]	Commonwealth Edison Co.	3.150%	3/15/32	3,000	2,677
	Commonwealth Edison Co.	4.900%	2/1/33	11,320	11,493
[4]	Connecticut Light & Power Co.	3.200%	3/15/27	21,650	20,779
	Consumers Energy Co.	3.600%	8/15/32	4,500	4,169
[4]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	10,000	8,373
[4]	DTE Electric Co.	1.900%	4/1/28	4,400	3,958
	DTE Electric Co.	2.250%	3/1/30	6,000	5,264
	Duke Energy Carolinas LLC	3.950%	11/15/28	6,005	5,910
	Duke Energy Carolinas LLC	2.450%	8/15/29	7,430	6,631
	Duke Energy Carolinas LLC	2.450%	2/1/30	2,735	2,430
	Duke Energy Carolinas LLC	2.550%	4/15/31	6,145	5,342
	Duke Energy Carolinas LLC	4.950%	1/15/33	17,470	17,807
	Duke Energy Florida LLC	3.200%	1/15/27	17,632	17,044
	Duke Energy Florida LLC	3.800%	7/15/28	10,765	10,449
	Duke Energy Florida LLC	2.500%	12/1/29	16,960	15,130
	Duke Energy Florida LLC	2.400%	12/15/31	5,000	4,226
	Duke Energy Ohio Inc.	5.250%	4/1/33	1,990	2,053

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Progress LLC	3.250%	8/15/25	8,126	7,939
	Duke Energy Progress LLC	3.700%	9/1/28	12,100	11,731
	Duke Energy Progress LLC	3.450%	3/15/29	1,520	1,450
	Duke Energy Progress LLC	2.000%	8/15/31	12,500	10,335
	Entergy Arkansas LLC	3.500%	4/1/26	10,288	10,007
	Entergy Arkansas LLC	5.150%	1/15/33	4,480	4,569
	Entergy Louisiana LLC	2.400%	10/1/26	5,560	5,207
	Entergy Louisiana LLC	1.600%	12/15/30	4,435	3,554
	Evergy Kansas Central Inc.	2.550%	7/1/26	13,385	12,682
	Florida Power & Light Co.	2.450%	2/3/32	5,000	4,297
[4]	Kentucky Utilities Co.	5.450%	4/15/33	7,630	7,935
[4]	Korea East-West Power Co. Ltd.	1.750%	5/6/25	15,000	14,355
[7]	Korea East-West Power Co. Ltd.	3.600%	5/6/25	11,435	11,216
[4]	Louisville Gas & Electric Co.	5.450%	4/15/33	6,100	6,361
	MidAmerican Energy Co.	3.100%	5/1/27	1,170	1,120
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	9,675	9,272
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	10,945	10,596
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	9,996	9,499
[4]	Nevada Power Co.	2.400%	5/1/30	8,360	7,258
[4]	Ohio Power Co.	1.625%	1/15/31	4,975	4,024
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	8,690	9,076
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	13,000	12,098
[7]	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	5,000	4,938
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	8,555	8,265
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	12,750	11,444
	PacifiCorp	3.500%	6/15/29	9,564	8,969
[4]	PG&E Recovery Funding LLC	5.045%	7/15/32	2,512	2,531
	Public Service Co. of Oklahoma	5.250%	1/15/33	10,870	10,956
[4]	Public Service Electric & Gas Co.	3.000%	5/15/25	8,385	8,181
[4]	Public Service Electric & Gas Co.	2.250%	9/15/26	5,000	4,714
[4]	Public Service Electric & Gas Co.	3.000%	5/15/27	5,430	5,176
[4]	Public Service Electric & Gas Co.	3.700%	5/1/28	1,980	1,920
[4]	Public Service Electric & Gas Co.	3.650%	9/1/28	2,730	2,630
[4]	Public Service Electric & Gas Co.	2.450%	1/15/30	7,500	6,633
[4]	Public Service Electric & Gas Co.	4.650%	3/15/33	9,990	9,982
	Union Electric Co.	2.950%	6/15/27	1,177	1,122
	Union Electric Co.	2.950%	3/15/30	15,000	13,543
[4]	Virginia Electric & Power Co.	3.100%	5/15/25	6,210	6,058
[4]	Virginia Electric & Power Co.	3.150%	1/15/26	5,700	5,528
[4]	Virginia Electric & Power Co.	2.950%	11/15/26	10,000	9,555
[4]	Virginia Electric & Power Co.	3.500%	3/15/27	6,260	6,050
	Virginia Electric & Power Co.	5.000%	4/1/33	15,190	15,381
	Wisconsin Electric Power Co.	4.750%	9/30/32	7,500	7,578
	Wisconsin Public Service Corp.	5.350%	11/10/25	5,575	5,624
					509,772
Total Corporate Bonds (Cost $9,547,363)					9,238,692
Sovereign Bonds (1.9%)
[4,7]	Airport Authority Hong Kong	4.875%	1/12/26	15,690	15,770
[4]	Arab Petroleum Investments Corp.	1.460%	6/30/25	2,880	2,716
[4,7,12]	Bank Gospodarstwa Krajowego	6.250%	10/31/28	20,430	21,581
[4]	Bermuda	3.717%	1/25/27	11,758	11,435
[4]	Bermuda	4.750%	2/15/29	10,984	10,925
[4]	Bermuda	2.375%	8/20/30	5,000	4,299
[4]	Bermuda	5.000%	7/15/32	11,700	11,583

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corp. Andina de Fomento	1.250%	10/26/24	31,114	30,093
[4,13]	Development Bank of Japan Inc.	2.750%	9/16/25	8,500	8,217
	Export-Import Bank of Korea	3.250%	11/10/25	10,000	9,732
	Export-Import Bank of Korea	4.875%	1/11/26	24,900	24,948
	Export-Import Bank of Korea	2.625%	5/26/26	2,000	1,903
	Korea Development Bank	2.000%	2/24/25	20,000	19,364
[4]	Korea Electric Power Corp.	1.125%	6/15/25	18,400	17,406
[4]	Korea Gas Corp.	3.875%	7/13/27	35,000	34,139
	Korea Hydro & Nuclear Power Co. Ltd.	1.250%	4/27/26	35,000	32,197
	Korea Hydro & Nuclear Power Co. Ltd.	4.250%	7/27/27	35,000	34,486
[4,7]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	6,600	6,264
[4,7]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	24,580	23,036
[4,7]	Ontario Teachers' Finance Trust	1.250%	9/27/30	25,000	20,363
[4]	QatarEnergy	1.375%	9/12/26	7,202	6,622
[4]	QatarEnergy	2.250%	7/12/31	10,000	8,517
[4]	Republic of Chile	2.750%	1/31/27	66,596	62,805
[4]	Saudi Arabian Oil Co.	1.625%	11/24/25	7,190	6,767
[4]	Saudi Arabian Oil Co.	3.500%	4/16/29	5,160	4,889
[4]	Saudi Arabian Oil Co.	2.250%	11/24/30	12,863	11,067
[4,9]	State of Israel	1.500%	1/16/29	11,500	11,248
	State of Israel	4.500%	1/17/33	9,000	8,552
[4]	Temasek Financial I Ltd.	3.625%	8/1/28	29,500	28,892
[4]	Temasek Financial I Ltd.	1.000%	10/6/30	5,000	4,022
[4,7]	Temasek Financial I Ltd.	1.625%	8/2/31	125,000	103,040
[4,7]	Tokyo Metropolitan Government	4.625%	6/1/26	14,160	14,123
Total Sovereign Bonds (Cost $648,777)					611,001
Taxable Municipal Bonds (0.9%)
	California GO	2.650%	4/1/26	50,000	48,014
	Dallas TX Waterworks & Sewer System Revenue	2.589%	10/1/27	1,450	1,368
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	75,000	67,906
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	55,000	46,915
	New York City NY GO	3.750%	6/1/28	1,020	992
	New York City NY GO	2.330%	10/1/29	5,000	4,455
	University of California Revenue	3.063%	7/1/25	3,430	3,347
	University of California Revenue	1.316%	5/15/27	25,000	22,638
	University of California Revenue	3.349%	7/1/29	48,635	46,245
	University of California Revenue	1.614%	5/15/30	34,665	29,304
[14]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	1,915	1,935
Total Taxable Municipal Bonds (Cost $306,177)					273,119

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[15]	Vanguard Market Liquidity Fund (Cost $170,673)	5.435%	1,706,976	170,663
Total Investments (97.8%) (Cost $31,652,646)				31,052,532
Other Assets and Liabilities—Net (2.2%)				700,665
Net Assets (100%)				31,753,197
Cost is in $000.
1	Securities with a value of $1,721,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $311,531,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	Securities with a value of $9,310,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2023.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the aggregate value was $1,784,991,000, representing 5.6% of net assets.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Face amount denominated in euro.
10	Face amount denominated in Australian dollars.
11	Face amount denominated in British pounds.
12	Guaranteed by the Republic of Poland.
13	Guaranteed by the Government of Japan.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3M—3-month.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2024	1,508	310,518	1,185
5-Year U.S. Treasury Note	March 2024	8,984	977,221	12,729
10-Year U.S. Treasury Note	March 2024	442	49,898	(7)
Ultra Long U.S. Treasury Bond	March 2024	155	20,707	1,276
				15,183

Short Futures Contracts
Euro-Bobl	March 2024	(610)	(80,324)	(1,087)
Euro-Schatz	March 2024	(35)	(4,117)	(19)
Long Gilt	March 2024	(36)	(4,710)	(305)
Long U.S. Treasury Bond	March 2024	(753)	(94,078)	(5,781)
Ultra 10-Year U.S. Treasury Note	March 2024	(359)	(42,368)	(1,402)
				(8,594)
				6,589

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	1/30/24	USD	20,205	AUD	30,071	—	(306)
Deutsche Bank AG	1/30/24	USD	120,954	EUR	110,262	—	(911)
Morgan Stanley Capital Services LLC	1/30/24	USD	11,299	EUR	10,308	—	(93)
Citibank, N.A.	1/30/24	USD	944	EUR	865	—	(12)
UBS AG	1/30/24	USD	8,950	GBP	7,018	4	—
Toronto-Dominion Bank	1/30/24	USD	7,227	GBP	5,768	—	(126)
						4	(1,448)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of Chile/A2	12/20/28	GSI	6,084	1.000	139	97	42	—
Republic of Chile/A2	12/20/28	MSCS	20,700	1.000	474	332	142	—
					613	429	184	—
1 Periodic premium received/paid quarterly.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At December 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $422,000 in connection with open forward currency contracts and over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At December 31, 2023, counterparties had deposited in segregated accounts securities with a value of $271,000 and cash of $6,812,000 in connection with TBA transactions.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.   Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	17,125,789	—	17,125,789
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,633,268	—	3,633,268
Corporate Bonds	—	9,238,692	—	9,238,692
Sovereign Bonds	—	611,001	—	611,001
Taxable Municipal Bonds	—	273,119	—	273,119
Temporary Cash Investments	170,663	—	—	170,663
Total	170,663	30,881,869	—	31,052,532

Derivative Financial Instruments
Assets
Futures Contracts[1]	15,190	—	—	15,190
Forward Currency Contracts	—	4	—	4
Swap Contracts	—	184	—	184
Total	15,190	188	—	15,378
Liabilities
Futures Contracts[1]	8,601	—	—	8,601
Forward Currency Contracts	—	1,448	—	1,448
Total	8,601	1,448	—	10,049
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.